UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents		$ 137,904	$ 105,235
Restricted cash and short-term receivables	[1]	203,031	228,202
Trade accounts receivable	[2],[3]	5,064	4,474
Inventory		5,891	8,650
Other receivables, prepaid expenses and accrued income		11,432	24,753
Assets held-for-sale	[1]	273,320	267,034
Total current assets		636,642	638,348
Non-current
Restricted cash		266,815	180,361
Investment in affiliates		640,369	541,565
Cost method investments		7,347	7,347
Newbuildings		0	13,561
Asset under development		694,741	501,022
Vessels and equipment, net		1,899,446	2,336,144
Other non-current assets		33,595	50,850
Total assets		4,178,955	4,269,198
Current
Current portion of long-term debt and short-term debt, net of deferred finance charges	[1],[4]	732,183	491,398
Trade accounts payable		59,307	53,281
Accrued expenses		69,940	53,333
Other current liabilities		99,266	148,077
Liabilities held-for-sale	[1],[2]	214,905	201,213
Amounts due to related parties	[2]	158,185	7,128
Total current liabilities		1,333,786	954,430
Non-current
Long-term debt, net of deferred finance charges	[1],[4]	1,068,108	1,344,509
Other long-term liabilities		53,090	54,080
Total liabilities		2,454,984	2,353,019
Equity
Stockholders' equity		1,684,383	1,895,366
Non-controlling interests		39,588	20,813
Total liabilities and stockholders' equity		$ 4,178,955	$ 4,269,198

[1]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 9).
[2]	This includes amounts arising from transactions with related parties (see note 17).
[3]	Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, which commenced in October 2015, amounting to $4.6 million as of September 30, 2016 (December 31, 2015: $2.0 million).
[4]	Following the adoption of the amendments to ASC 835, deferred charges have been re-classified as a direct deduction to the related debt as of September 30, 2016 and December 31, 2015.